Unaudited Condensed Consolidated Balance Sheets (Parentheticals)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares
Cash and cash equivalents, consolidated VIEs	$ 1,857,891	¥ 12,605,976	¥ 9,580,367
Accounts receivable, net, consolidated VIEs	6,440,263	43,697,833	18,440,482
Accounts receivable - a related party, consolidated VIEs	145,551	987,580	831,436
Inventories, consolidated VIEs	834,243	5,660,426	8,280,145
Other receivables, net, consolidated VIEs	707,684	4,801,705	63,517,961
Advances to suppliers, consolidated VIEs	102,985	698,763	679,196
Property and equipment, net, consolidated VIEs	129,732	880,241	1,246,568
Other non-current assets, consolidated VIEs	220,783	1,498,032	1,344,232
Accounts payable (including amounts of the consolidated VIEs of RMB44,813,902 and RMB35,117,924 (US$5,175,742) as of December 31, 2025 and June 30, 2026, respectively)	5,175,742	35,117,924	44,813,902
Short-term bank loans	7,516,470	51,000,000	53,000,000
Long-term bank loans, current, consolidated VIEs	226,968	1,540,000	3,700,000
Long-term loans, current (including amounts of the consolidated VIEs of RMB10,000,000 and RMB10,000,000 (US$1,473,818) as of December 31, 2025 and June 30, 2026, respectively)	1,473,818	10,000,000	10,000,000
Salary and welfare payable, consolidated VIEs	2,329,340	15,804,807	14,477,975
Advance from customers, consolidated VIEs	137,355	931,969	1,591,131
Value added tax (“VAT”) and other tax payable, consolidated VIEs	78,539	532,892	658,983
Other payables, consolidated VIEs	1,755,982	11,914,510	11,817,379
Accrued liabilities, consolidated VIEs	2,683,437	18,207,391	14,580,658
Amount due to related parties	7,311,332	49,608,117	45,966,864
Operating lease liabilities, current, consolidated VIEs	277,586	1,883,447	1,545,002
Long-term bank loans, noncurrent, consolidated VIEs	1,843,746	12,510,000	11,000,000
Operating lease liabilities, noncurrent, consolidated VIEs	118,510	804,099	1,294,510
Related Party
Amount due from related parties, consolidated VIEs	779,411	5,288,382	3,637,039
Loans from related parties, current, consolidated VIEs	1,851,092	12,559,847	15,198,309
Third Parties
Long-term loans from third parties, noncurrent (including amounts of the consolidated VIEs of RMB2,000,582 and RMB2,000,582 (US$294,849) as of December 31, 2025 and June 30, 2026, respectively)	294,849	2,000,582	2,000,582
VIEs
Cash and cash equivalents, consolidated VIEs	879,282	5,966,014	8,445,208
Accounts receivable, net, consolidated VIEs	6,440,263	43,697,833	18,440,482
Inventories, consolidated VIEs	834,243	5,660,426	8,280,145
Other receivables, net, consolidated VIEs	704,312	4,778,822	5,824,886
Advances to suppliers, consolidated VIEs	102,985	698,763	679,196
Property and equipment, net, consolidated VIEs	129,732	880,241	1,246,568
Other non-current assets, consolidated VIEs	220,783	1,498,032	1,344,232
Accounts payable (including amounts of the consolidated VIEs of RMB44,813,902 and RMB35,117,924 (US$5,175,742) as of December 31, 2025 and June 30, 2026, respectively)	5,175,742	35,117,924	44,813,902
Short-term bank loans	7,516,470	51,000,000	53,000,000
Long-term bank loans, current, consolidated VIEs	226,968	1,540,000	3,700,000
Long-term loans, current (including amounts of the consolidated VIEs of RMB10,000,000 and RMB10,000,000 (US$1,473,818) as of December 31, 2025 and June 30, 2026, respectively)	1,473,818	10,000,000	10,000,000
Salary and welfare payable, consolidated VIEs	2,305,351	15,642,035	14,477,975
Advance from customers, consolidated VIEs	137,355	931,969	1,591,131
Value added tax (“VAT”) and other tax payable, consolidated VIEs	76,622	519,887	658,492
Other payables, consolidated VIEs	1,755,952	11,914,310	11,817,179
Accrued liabilities, consolidated VIEs	2,633,438	17,868,137	14,231,003
Loans from related parties, current, consolidated VIEs	1,848,734	12,543,847	15,198,309
Operating lease liabilities, current, consolidated VIEs	262,684	1,782,337	1,545,002
Long-term bank loans, noncurrent, consolidated VIEs	1,843,746	12,510,000	11,000,000
Operating lease liabilities, noncurrent, consolidated VIEs	105,751	717,528	1,294,510
VIEs | Related Party
Accounts receivable - a related party, consolidated VIEs	145,551	987,580	831,436
Amount due from related parties, consolidated VIEs	779,411	5,288,382	3,637,039
Accounts payable (including amounts of the consolidated VIEs of RMB44,813,902 and RMB35,117,924 (US$5,175,742) as of December 31, 2025 and June 30, 2026, respectively)	3,034	20,588	7,296
Amount due to related parties	34,274,382	232,555,106	92,331,116
Long-term loans from third parties, noncurrent (including amounts of the consolidated VIEs of RMB2,000,582 and RMB2,000,582 (US$294,849) as of December 31, 2025 and June 30, 2026, respectively)	52,473,929	356,040,859	356,390,859
VIEs | Third Parties
Short-term bank loans	241,218	1,636,691	610,637
Long-term loans, current (including amounts of the consolidated VIEs of RMB10,000,000 and RMB10,000,000 (US$1,473,818) as of December 31, 2025 and June 30, 2026, respectively)	22,107	150,000	200,000
Long-term loans from third parties, noncurrent (including amounts of the consolidated VIEs of RMB2,000,582 and RMB2,000,582 (US$294,849) as of December 31, 2025 and June 30, 2026, respectively)	$ 294,849	¥ 2,000,582	¥ 2,000,582
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized (in Shares)	450,000,000	450,000,000	450,000,000
Ordinary shares, shares issued (in Shares)	21,140,922	21,140,922	21,140,922
Ordinary shares, shares outstanding (in Shares)	21,140,922	21,140,922	21,140,922
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized (in Shares)	2,042,042	2,042,042	2,042,042
Ordinary shares, shares outstanding (in Shares)	2,042,042	2,042,042	2,042,042